Employee benefits (Details 15) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	$ (1,804)
Current Service cost and interest cost	(31)
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	2,357
Current Service cost and interest cost	73
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(1,102)
Current Service cost and interest cost	(67)
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,364
Current Service cost and interest cost	82
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,388
Current Service cost and interest cost	198
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(1,133)
Current Service cost and interest cost	$ (157)